condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net income (loss)	$ (1,830)	$ (245)	$ (1,686)	$ 56
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	1,025	1,004	2,013	1,996
Impairment of intangible assets and goodwill	2,135	500	2,135	500
Income tax expense (recovery)	(162)	47	(107)	154
Income taxes paid, net	(12)	(143)	(128)	(297)
Investment tax credits and tax other	(7)	(15)	(15)	(27)
Share-based compensation expense, net	52	37	83	79
Net employee defined benefit plans expense	18	14	31	29
Employer contributions to employee defined benefit plans	(4)	(5)	(9)	(10)
Gain on contributions of real estate to joint ventures	(10)		(15)	(8)
(Income) loss from equity accounted investments, net		(2)	(1)	(2)
Other	(30)	(23)	(45)	(34)
Net change in non-cash operating working capital	167	(3)	136	(193)
Cash provided by operating activities	1,342	1,166	2,392	2,243
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(597)	(598)	(1,354)	(1,252)
Cash payments for spectrum licences	(55)		(373)
Cash payments for acquisitions, net		(450)		(461)
Advances to, and investment in, real estate joint ventures and associates	(1)		(1)
Real estate joint venture receipts			6	1
Proceeds on disposition		7	9	73
Investment in portfolio investments and other	(19)	(52)	(103)	(56)
Cash used by investing activities	(672)	(1,093)	(1,816)	(1,695)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(434)	(405)	(864)	(807)
Issue (repayment) of short-term borrowings, net	309	(390)	312	9
Long-term debt issued	1,351	6,469	2,711	8,132
Redemptions and repayment of long-term debt	(1,802)	(3,048)	(3,955)	(5,038)
Partnership distributions to non-controlling interest	(9)		(14)
Financing activity transaction costs and other		(31)		(31)
Cash provided (used) by financing activities	(585)	2,595	(1,810)	2,265
CASH POSITION
Increase (decrease) in cash and temporary investments, net	85	2,668	(1,234)	2,813
Cash and temporary investments, net, beginning of period	1,302	1,014	2,621	869
Cash and temporary investments, net, end of period	1,387	3,682	1,387	3,682
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(450)	(308)	(880)	(679)
Interest received	$ 20	$ 17	$ 45	$ 22